SUMMARY OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Sep. 30, 2022	Mar. 03, 2022	Dec. 31, 2021
Trade Payables And Accrued Liabilities
Amounts due to related parties (Note 10)	$ 32,860	$ 2,067,180	$ 225,904
Trade payables	2,060,998		218,456
Accrued liabilities	1,679,637		136,126
Trade payables and accrued liabilities	$ 3,773,495		$ 580,486